RECENTLY ISSUED ACCOUNTING STANDARDS (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles

Standard	Description	Date of Adoption	Effect on our Unaudited Condensed Consolidated Financial Statements or Other Significant Matters for the Period
ASU 2024-03: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses and ASU 2025-01: Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date
	The ASU requires, among other items, additional disaggregated disclosures in the notes to financial statements for certain categories of expenses that are included in the consolidated statements of operations.	January 1, 2027	The Company is currently evaluating the impact of this ASU on its consolidated financial statements and related disclosures.
ASU 2025-05: Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets
This ASU provides a practical expedient that all entities can use when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under ASC 606, Revenue from Contracts with Customers. Under this practical expedient, an entity is allowed to assume that the current conditions it has applied in determining credit loss allowances for current accounts receivable and current contract assets remain unchanged for the remaining life of those assets.
		January 1, 2026	No material impact is expected as a result of the adoption of this ASU.